Consolidated Statements of Comprehensive Loss - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net profit (loss)	$ (273)	$ 21	$ (244)
Foreign currency translation differences
Exchange differences on translation of foreign operations	369	(151)	58
Reclassification of cumulative translation adjustments	0	(18)	0
Consumer receivables at fair value through OCI
Net changes in fair value for the year	11	0	0
Changes in expected credit losses	27	0	0
Reclassification to the statement of profit and loss	(25)	0	0
Other comprehensive income (loss) for the year	381	(169)	58
Total comprehensive income (loss)	108	(148)	(186)
Comprehensive income (loss) attributable to:
Comprehensive income, attributable to owners of parent	87	(165)	(191)
Non-controlling interests	21	11	0
Other equity holders	0	6	5
Total comprehensive income (loss)	$ 108	$ (148)	$ (186)